Equity	12 Months Ended
Mar. 31, 2011
Equity
Equity

13.    Equity:

Change in NTT's shares of common stock and treasury stock for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2008	15,741,209	2,102,470.82
Acquisition of treasury stock through purchase of fractional shares	—	2,726.22
Purchase of treasury stock under resolution of the board of directors	—	341,307.00
Resale of treasury stock to fractional shareholders	—	(1,824.08)
Effect of stock split	1,558,379,691	242,023,316.04
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	10,623
Purchase of treasury stock under resolution of the board of directors	—	6,386,800
Resale of treasury stock to holders of less-than-one-unit shares	—	(21,252)
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors' meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995 representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Corporation Law provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders' meeting.

The Japanese Corporation Law provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors in case that articles of incorporation prescribe so.

On May 13, 2008, the board of directors resolved that NTT may acquire up to 450,000 outstanding shares (pre-stock split) of its common stock at an amount in total not exceeding ¥200 billion from May 14, 2008 through March 24, 2009. Based on this resolution, NTT acquired 341,307 shares (pre-stock split) of its common stock for a total purchase price of ¥169,767 million from July through December 2008. In January 2009, NTT acquired 6,386,800 shares of its common stock after the stock split for ¥30,233 million and concluded its repurchase of its common stock authorized by the board of directors' resolution. There was no further resolution for the acquisition of common stock by NTT at the shareholders' meeting on June 24, 2009.

With the implementation of the "Law for Partial Amendments to the Law Concerning Book-Entry Transfer of Corporate Bonds and Other Securities for the Purpose of Streamlining the Settlement of Trades of Stocks and Other Securities (Law No. 88 of 2004)" ("Settlement Streamlining Law"), on January 5, 2009, share certificates of listed companies were converted to electronic form.

The introduction of the electronic share certificate system required that fractional shares be eliminated. In order to provide for a smooth transition away from the fractional share system, the board of directors, at their meeting held May 13, 2008, resolved that, subject to approval of the introduction of the unit share system at the 23rd general shareholders meeting and the approval of the Minister of Internal Affairs and Communications, on the day immediately preceding the implementation date of the electronic share certificate system, one share of common stock be split into 100 shares, and the number of shares constituting one unit be set at 100. This resolution was approved at the 23rd general shareholders meeting and by the Minister of Internal Affairs and Communications on June 25, 2008.

The effective date of the stock split was determined when the implementation date of the Settlement Streamlining Law was set as January 5, 2009. Accordingly, on January 4, 2009, NTT effected the split of one share of its common stock into 100 shares, pursuant to the foregoing resolution. The computations of earnings per share and dividends per share have been adjusted retroactively for all periods presented to reflect the effect of the stock split.

On May 14, 2010, the board of directors resolved that the basic policy on cancellation of treasury stock owned by the Company was adopted as stated below.

1.	All treasury stock owned by the Company as of March 31, 2010 (250,923,665 shares) shall be cancelled over two fiscal years.

2.	One-half of the treasury stock shall be cancelled during the 2010 calendar year and the remainder of the treasury stock shall be cancelled during the fiscal year ending March 31, 2012.

On November 9, 2010, the board of directors resolved that NTT will cancel 125,461,833 shares held as treasury stock and on November 15, 2010, NTT cancelled these shares. As a result of this cancellation, "Additional paid-in capital" and "Retained earnings" decreased by ¥916 million and ¥601,976 million, respectively.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2011 was ¥1,249,531 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders' approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2011 includes amounts representing final cash dividends of ¥79,388 million, ¥60 per share, which were approved at the shareholders' meeting held on June 23, 2011.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2009, 2010 and 2011 in accumulated other comprehensive income (loss) is shown below:

	2009	2010	2011
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥39,028	¥17,470	¥33,128
Change during the year	(21,558)	15,658	(4,155)

At end of year	¥17,470	¥33,128	¥28,973

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥(3,481)	¥1,613	¥686
Change during the year	5,094	(927)	(1,643)

At end of year	¥1,613	¥686	¥(957)

Foreign currency translation adjustments:
At beginning of year	¥29,773	¥(16,265)	¥(8,478)
Change during the year	(46,038)	7,787	(32,770)

At end of year	¥(16,265)	¥(8,478)	¥(41,248)

Pension liability adjustments:
At beginning of year	¥(91,748)	¥(344,735)	¥(214,942)
Change during the year	(252,987)	129,793	(75,534)

At end of year	¥(344,735)	¥(214,942)	¥(290,476)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(26,428)	¥(341,917)	¥(189,606)
Change during the year	(315,489)	152,311	(114,102)

At end of year	¥(341,917)	¥(189,606)	¥(303,708)

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥11,817	¥6,926
Less—Reclassification adjustment for realized gain included in net income	(3,108)	(1,832)

Net change in unrealized gain (loss) on derivative instruments	¥8,709	¥5,094

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	Millions of yen
Net gain (loss) arising during period, before tax	¥193,129	¥(127,367)
Prior service cost arising during period, before tax	56	79

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	45,693	24,492
Amortization of transition obligation	141	184
Amortization of prior service cost	(26,889)	(26,811)
Other	(2,812)	4,332

Change of pension liability adjustments during the year, before tax	209,318	(125,091)

Income tax expense related to pension liability adjustments	(79,525)	49,557

Change of pension liability adjustments during the year, net of tax	¥129,793	¥(75,534)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2009, 2010 and 2011 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2009:
Unrealized gain (loss) on securities	¥(36,203)	¥11,307	¥(24,896)
Unrealized gain (loss) on derivative instruments	8,577	(3,615)	4,962
Foreign currency translation adjustments	(73,641)	13,348	(60,293)
Pension liability adjustment	(424,372)	158,242	(266,130)

Other comprehensive income (loss)	¥(525,639)	¥179,282	¥(346,357)

For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)